Income Taxes Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Sep. 27, 2013
United States—federal and state
Income Tax Examination [Line Items]
Earliest Year Open	1996
Australia
Income Tax Examination [Line Items]
Earliest Year Open	2009
Canada
Income Tax Examination [Line Items]
Earliest Year Open	2005
France
Income Tax Examination [Line Items]
Earliest Year Open	2008
Germany
Income Tax Examination [Line Items]
Earliest Year Open	2010
Ireland
Income Tax Examination [Line Items]
Earliest Year Open	2008
Italy
Income Tax Examination [Line Items]
Earliest Year Open	2005
Japan
Income Tax Examination [Line Items]
Earliest Year Open	2007
Mexico
Income Tax Examination [Line Items]
Earliest Year Open	2005
Netherlands
Income Tax Examination [Line Items]
Earliest Year Open	2008
Switzerland
Income Tax Examination [Line Items]
Earliest Year Open	2004
United Kingdom
Income Tax Examination [Line Items]
Earliest Year Open	2011